Share Based Payments - Equity incentive plan - Non-vested share awards (Tables)	9 Months Ended
Sep. 30, 2012
Share Based Payments [Abstract]
Non Vested Shares Activity
	Number of Shares	Weighted Average Fair Value
Non vested, December 31, 2011	184,447	$30.90
Granted	9,800	6.31
Cancelled	(184)	38.67
Vested	(75,000)	37.10
Non vested, September 30, 2012	119,063	$12.68